Financial obligations (Tables)	12 Months Ended
Dec. 31, 2024
Financial obligations
Schedule of financial obligations
(a)	This caption is made up as follow:

	2024	2023
	US$(000)	US$(000)
Compañía de Minas Buenaventura S.A.A.
Bonds (b)-
Senior Notes at 5.50% due 2026 (b)	546,184	544,062

Sociedad Minera El Brocal S.A.A. (e)
Banco de Crédito del Perú – Financial obligation	—	72,852
Debt issuance costs	—	(90)
	—	72,762
Empresa de Generación Huanza S.A. (f)
Banco de Crédito del Perú – Finance lease	73,125	79,436

Lease liabilities (i)
Finance lease	7,473	10,320
Total financial obligations	626,782	706,580

Classification by maturity:
Current portion	9,169	34,219
Non-current portion	617,613	672,361
Total financial obligations	626,782	706,580

Summary of minimum future rents payable
(g)	The long-term portion of the financial obligations held by the Group matures as follows:

	2024	2023
	US$(000)	US$(000)

Between 1 and 2 years (year 2026/2025)	8,566	101,885
Between 2 and 5 years (2027/2026 – 2029/2028)	610,718	573,892
More than 5 years (2030/2029 - forward)	2,145	2,576
	621,429	678,353
Debt issuance costs	(3,816)	(5,992)

	617,613	672,361

Schedule of reconciliation of liabilities arising from financing activities
(h)	Below is presented the movement of the debt excluding interest:

	2024	2023	2022
	US$(000)	US$(000)	US$(000)

Beginning balance	706,580	738,534	1,057,975
Bonds -
Amortization of debt issuance costs in results, note 29(a)	2,122	2,082	1,963

Financial obligations -
Payments	(79,602)	(31,034)	(323,057)
Reversal of the amortized cost of the syndicated loan, note 29(a)	—	(85)	(8,855)
Amortization of debt issuance costs in results, note 29(a)	700	155	2,820
Effect of amortized cost, note 29(a)	—	—	515

Lease obligations -
Additions	497	1,137	11,712
Accretion expense, note 29(a)	623	266	99
Payments	(4,138)	(4,475)	(4,638)
Final balance	626,782	706,580	738,534

Schedule of lease liabilities

	2024	2023
	US$(000)	US$(000)

Buildings (j)	6,101	7,412
Transportation units (i)	565	1,877
Machinery and equipment	807	1,031

	7,473	10,320
Classification by maturity:
Current portion	1,819	2,087
Non-current portion	5,654	8,233
	7,473	10,320

Schedule of future minimum rentals payable

	2024	2023
	US$(000)	US$(000)

Less than 1 year (2025)	864	2,281
Between 1 and 5 years (2026-2029)	4,724	5,076
More than 5 years (2023 - forward)	1,822	4,238
	7,410	11,595